GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 4,826,320	$ 275,842
Cash	$ 3,658,846	$ 337